Series A Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Series A Notes, Net Of Current Maturities [Abstract]
Series A Notes	$ 259,094
Less - Current maturities	(29,612)
Carrying amount adjustments on Series A Notes	7,412	[1]
Discount on Series A Notes	(1,575)
Series A Notes, net of current maturities	$ 235,319		$ 273,357

[1]	As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.